CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
REVENUES	$ 14,318	$ 412,769	$ 25,168	$ 1,950,602
COST OF REVENUES	671	1,184,848	870	2,411,640
GROSS PROFIT (LOSS)	13,647	(772,079)	24,298	(461,038)
OPERATING EXPENSES:
Selling, general and administrative	170,315	615,508	327,426	1,513,368
Salaries, wages and payroll taxes	185,000	578,900	396,877	2,126,108
Bad debt expense	59,817	57,480	59,817	2,422,457
Professional fees	23,260	255,690	180,631	3,206,388
Depreciation and amortization	44,584	220,749	63,872	451,983
Impairment expense	0	0	0	6,925,137
TOTAL OPERATING EXPENSES	482,976	1,728,326	1,028,623	16,645,441
OPERATING LOSS	(469,329)	(2,500,405)	(1,004,325)	(17,106,482)
OTHER INCOME (EXPENSE):
Interest expense	(415,920)	(39,647)	(417,322)	(157,062)
Loss on deconsolidation	0	(1,642,795)	0	(1,642,795)
Change in fair market of derivative liabilities	(31,457)	16,334	(31,457)	16,334
Loss on equity investment	(1,500,000)	(74,028)	(1,500,000)	(139,084)
Gain on the forgiveness of debt		106,794		106,794
Restructuring costs	0		0	0
Foreign currency exchange rate variance	0	15,651	0	4,932
TOTAL OTHER INCOME (EXPENSE)	(1,947,377)	(1,617,691)	(1,948,779)	(1,810,881)
Net loss	(2,416,706)	(4,118,096)	(2,953,104)	(18,917,360)
Net loss attributable to non-controlling interests	6,444	30,997	9,453	810,693
Net loss attributable to DarkPulse, Inc.	$ (2,410,261)	$ (4,087,099)	$ (2,943,650)	$ (18,106,669)
Net loss per share - basic	$ (0.00)	$ 0.00	$ (0.00)	$ 0.00
Net loss per share - diluted	$ (0.00)	$ 0.00	$ (0.00)	$ 0.00
Weighted average common shares outstanding - basic	8,191,535,359	7,445,611,222	8,213,651,977	7,202,813,171
Weighted average common shares outstanding - diluted	8,191,535,359	7,445,611,222	8,213,651,977	7,202,813,171